Long Term Restricted Stock Units (Details) - Plan - RSUs	1 Months Ended	12 Months Ended
	Dec. 31, 2009 item	Dec. 31, 2017 shares
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units | item	2
Number of options granted (in shares)		0
Outstanding grants (in shares)		0